Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 3, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Separate Account A
File Nos. 333-200250/811-03365
(Marquis Portfolios (offered between November 7, 2005 and April 30, 2012))
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information (“SAI”) dated April 29, 2022 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 9 for the Account filed electronically with the Commission on April 18, 2022.

If you have any questions, please contact me at (980) 949-4167.

Sincerely, /s/ Alyson Saad
Alyson Saad Managing Corporate Counsel Brighthouse Life Insurance Company